Share-based compensation - Changes Conditional Shares (Details)	12 Months Ended
	Dec. 31, 2024 € / shares shares	Dec. 31, 2024 $ / shares shares
EUR-denominated
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	275,571	275,571
Granted (in shares)	220,149	220,149
Vested (in shares)	(211,517)	(211,517)
Forfeited (in shares)	(3,850)	(3,850)
Conditional shares outstanding, ending (in shares)	280,353	280,353
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | € / shares	€ 576.37
Granted (in usd/eur per share) | € / shares	801.78
Vested (in usd/eur per share) | € / shares	671.93
Forfeited (in usd/eur per share) | € / shares	667.89
Conditional shares outstanding, ending (in usd/eur per share) | € / shares	€ 680.02
USD-denominated
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	363,119	363,119
Granted (in shares)	260,307	260,307
Vested (in shares)	(201,411)	(201,411)
Forfeited (in shares)	(11,335)	(11,335)
Conditional shares outstanding, ending (in shares)	410,680	410,680
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | $ / shares		$ 620.31
Granted (in usd/eur per share) | $ / shares		848.18
Vested (in usd/eur per share) | $ / shares		678.12
Forfeited (in usd/eur per share) | $ / shares		688.73
Conditional shares outstanding, ending (in usd/eur per share) | $ / shares		$ 734.50